SHARE-BASED COMPENSATION - Compensation Expenses Recognized (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Sep. 10, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
Compensation expenses recognized for share-based awards		¥ 12,306	¥ 5,879	¥ 26,123
Income tax benefit recognized		0	0	0
2021 Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares issued	11,258,693
Shares granted	11,154,698
Restricted shares
SHARE-BASED COMPENSATION
Compensation expenses recognized for share-based awards				9,865
Restricted shares | 2021 Plan
SHARE-BASED COMPENSATION
Compensation expenses recognized for share-based awards		0	0	9,865
RSUs
SHARE-BASED COMPENSATION
Compensation expenses recognized for share-based awards		8,950	5,879	16,258
RSUs | 2021 Plan
SHARE-BASED COMPENSATION
Compensation expenses recognized for share-based awards		8,950	5,879	16,258
Employee Stock Option
SHARE-BASED COMPENSATION
Compensation expenses recognized for share-based awards		3,356
General and administrative expenses
SHARE-BASED COMPENSATION
Compensation expenses recognized for share-based awards		9,834	¥ 5,879	¥ 26,123
Sales and marketing expenses
SHARE-BASED COMPENSATION
Compensation expenses recognized for share-based awards		1,400
Research and development expenses
SHARE-BASED COMPENSATION
Compensation expenses recognized for share-based awards		720
Cost of revenues
SHARE-BASED COMPENSATION
Compensation expenses recognized for share-based awards		¥ 352